RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	£ 1,714	£ 681
Retirement benefit obligations	(245)	(257)
Amounts recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Retirement Benefits Recognised in Balance Sheet [Line Items]
Retirement benefit assets	1,714	681
Retirement benefit obligations	(245)	(257)
Total amounts recognised in the balance sheet	£ 1,469	£ 424